ACQUISITION DEPOSITS (Tables)	12 Months Ended
Mar. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of acquisition deposits

	March 31,	March 31,
	2022	2021
Deposit on Toronto High School (a)	$128,048	$127,232
Deposit on Conbridge College (b)	–	31,808
Deposit on Lowell Academy (c)	–	87,167
Deposit on Max the Mutt Animation (d)	–	795,200
Deposit on property (e)	–	52,483
Deposit on building purchase - downtown Markham (f)	–	1,402,900
Deposit on building purchase - Moatfiled Toronto (g)	7,236,193	–
Total acquisition deposits	$7,364,241	$2,496,790